SHARE CAPITAL (Details 3)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
IfrsStatementLineItems [Line Items]
Number of options outstanding	1,667,827	1,580,826	1,601,657	1,173,320
Number of options exercisable	989,160
Range 1 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	166,666
Number of options exercisable	166,666
Exercise price | $ / shares	$ 2.40
Remaining contractual life	18 days
Expiry date	Jan. 17, 2024
Range 2 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	233,333
Number of options exercisable	233,333
Exercise price | $ / shares	$ 1.50
Remaining contractual life	10 months 17 days
Expiry date	Nov. 15, 2024
Range 3 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	16,666
Number of options exercisable	16,666
Exercise price | $ / shares	$ 1.56
Remaining contractual life	10 months 28 days
Expiry date	Nov. 28, 2024
Range 4 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	24,999
Number of options exercisable	24,999
Exercise price | $ / shares	$ 1.20
Remaining contractual life	1 year 4 months 2 days
Expiry date	May 04, 2025
Range 5 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	66,664
Number of options exercisable	66,664
Exercise price | $ / shares	$ 6.15
Remaining contractual life	1 year 10 months 24 days
Expiry date	Nov. 23, 2025
Range 6 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	333,333
Number of options exercisable	333,333
Exercise price | $ / shares	$ 6.51
Remaining contractual life	2 years 10 days
Expiry date	Jan. 11, 2026
Range 7 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	41,666
Number of options exercisable	41,666
Exercise price | $ / shares	$ 9.36
Remaining contractual life	2 years 1 month 2 days
Expiry date	Jan. 31, 2026
Range 8 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	60,000
Number of options exercisable	50,000
Exercise price | $ / shares	$ 7.24
Remaining contractual life	2 years 3 months 25 days
Expiry date	Apr. 26, 2026
Range 9 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	40,000
Number of options exercisable	20,000
Exercise price | $ / shares	$ 2.98
Remaining contractual life	3 years 3 months
Expiry date	Mar. 30, 2027
Range 10 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	82,500
Number of options exercisable	27,500
Exercise price | $ / shares	$ 1.30
Remaining contractual life	3 years 10 months 24 days
Expiry date	Nov. 24, 2027
Range 11 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	50,000
Number of options exercisable	8,333
Exercise price | $ / shares	$ 1.02
Remaining contractual life	4 years 4 months 9 days
Expiry date	May 10, 2028
Range 12 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	552,000
Number of options exercisable
Exercise price | $ / shares	$ 1.30
Remaining contractual life	4 years 10 months 17 days
Expiry date	Nov. 14, 2028